Common and Preferred Shares - Other equity instruments (Parenthetical) (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	Jun. 15, 2021	Oct. 31, 2022 CAD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Per Share Amount Of Other Equity Instruments On The Basis Of Which Distribution Is Made | (per share)		$ 1,000	$ 1,000
Series One Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount		$ 1,250
Series Two Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount			$ 600
Series Three Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount		1,500	$ 750
Limited Recourse Capital Notes Series One [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued		$ 1,250
Borrowings, interest rate		3.70%	3.70%
Other Equity Instruments Notional Amount		$ 1,250
Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued			$ 600
Borrowings, interest rate		3.625%	3.625%
Other Equity Instruments Notional Amount			$ 600
Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Number of business days restricted on non payment of cash in interest	5 days
Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued		$ 1,500
Borrowings, interest rate		7.023%	7.023%
Other Equity Instruments Notional Amount		$ 1,500
Limited Recourse Capital Notes Series Four [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued			$ 750
Borrowings, interest rate		8.625%	8.625%
Other Equity Instruments Notional Amount		$ 750